Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.1%
Curtiss-Wright Corp.	7,804	$ 1,030,596
Hexcel Corp.	1,631	85,318
Woodward, Inc.	11,811	1,092,399
		$ 2,208,313
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	25,974	$ 2,632,984
FedEx Corp.	44,281	10,038,946
GXO Logistics, Inc.(1)	11,160	482,893
United Parcel Service, Inc., Class B	49,696	9,071,508
		$22,226,331
Airlines — 0.2%
Alaska Air Group, Inc.(1)	33,105	$1,325,855
American Airlines Group, Inc.(1)	137,609	1,744,882
Southwest Airlines Co.(1)	503	18,169
		$3,088,906
Auto Components — 0.3%
Autoliv, Inc.	22,941	$1,641,887
BorgWarner, Inc.	62,666	2,091,165
Gentex Corp.	14,204	397,286
Lear Corp.	13,400	1,686,926
		$5,817,264
Automobiles — 1.1%
Ford Motor Co.	729,973	$8,124,600
General Motors Co.(1)	257,308	8,172,102
Harley-Davidson, Inc.	38,598	1,222,013
Thor Industries, Inc.	13,880	1,037,252
		$18,555,967
Banks — 14.1%
Bank of America Corp.	1,045,148	$32,535,457
Bank OZK	30,180	1,132,655
BOK Financial Corp.	7,900	597,082
Cadence Bank	49,544	1,163,293
Citigroup, Inc.	313,714	14,427,707
Citizens Financial Group, Inc.	132,559	4,731,031
Comerica, Inc.	35,003	2,568,520
Commerce Bancshares, Inc.	30,827	2,023,793
Cullen/Frost Bankers, Inc.	16,007	1,864,015
East West Bancorp, Inc.	37,934	2,458,123
F.N.B. Corp.	93,643	1,016,963
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	159,488	$ 5,358,797
First Citizens Bancshares, Inc., Class A	3,231	2,112,363
First Financial Bankshares, Inc.	21,449	842,302
First Horizon Corp.	141,847	3,100,775
First Interstate BancSystem, Inc., Class A	24,636	938,878
First Republic Bank	34,511	4,976,486
Glacier Bancorp, Inc.	27,173	1,288,544
Hancock Whitney Corp.	23,119	1,024,865
Home BancShares, Inc.	40,970	850,947
Huntington Bancshares, Inc.	383,122	4,608,958
JPMorgan Chase & Co.	418,874	47,169,401
KeyCorp	250,008	4,307,638
M&T Bank Corp.	38,920	6,203,459
Old National Bancorp	78,397	1,159,492
Pinnacle Financial Partners, Inc.	18,182	1,314,740
PNC Financial Services Group, Inc. (The)	71,340	11,255,312
Popular, Inc.	20,454	1,573,526
Prosperity Bancshares, Inc.	23,831	1,626,942
Regions Financial Corp.	250,920	4,704,750
ServisFirst Bancshares, Inc.	7,267	573,512
Signature Bank	16,905	3,029,545
SouthState Corp.	19,979	1,541,380
SVB Financial Group(1)	5,819	2,298,447
Synovus Financial Corp.	38,975	1,405,049
Truist Financial Corp.	234,453	11,120,106
U.S. Bancorp	251,812	11,588,388
UMB Financial Corp.	10,973	944,775
United Bankshares, Inc.	33,265	1,166,604
Valley National Bancorp	114,132	1,188,114
Webster Financial Corp.	47,482	2,001,366
Wells Fargo & Co.	577,739	22,630,037
Western Alliance Bancorp	28,337	2,000,592
Wintrust Financial Corp.	15,548	1,246,172
Zions Bancorp NA	40,141	2,043,177
		$233,714,078
Beverages — 2.6%
Coca-Cola Co. (The)	238,065	$14,976,669
Coca-Cola Consolidated, Inc.	559	315,220
Keurig Dr Pepper, Inc.	182,602	6,462,285
PepsiCo, Inc.	128,250	21,374,145
		$43,128,319
Biotechnology — 2.1%
AbbVie, Inc.	56,091	$8,590,898
Alkermes PLC(1)	29,278	872,192

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	8,998	$ 2,189,213
Apellis Pharmaceuticals, Inc.(1)	29,481	1,333,131
Biogen, Inc.(1)	14,727	3,003,424
Biohaven Pharmaceutical Holding Co., Ltd.(1)	20,682	3,013,574
Exelixis, Inc.(1)	16,145	336,139
Gilead Sciences, Inc.	152,196	9,407,235
Ionis Pharmaceuticals, Inc.(1)	14,919	552,301
Moderna, Inc.(1)	18,957	2,708,007
Sarepta Therapeutics, Inc.(1)	5,962	446,912
United Therapeutics Corp.(1)	6,937	1,634,635
		$34,087,661
Building Products — 1.4%
Allegion PLC	4,497	$440,256
Carlisle Cos., Inc.	2,992	713,921
Carrier Global Corp.	170,980	6,097,147
Fortune Brands Home & Security, Inc.	21,845	1,308,079
Johnson Controls International PLC	112,168	5,370,604
Lennox International, Inc.	1,000	206,590
Masco Corp.	2,147	108,638
Owens Corning	39,223	2,914,661
Trane Technologies PLC	39,044	5,070,644
UFP Industries, Inc.	12,484	850,660
		$23,081,200
Capital Markets — 6.2%
Affiliated Managers Group, Inc.	8,944	$1,042,870
Ameriprise Financial, Inc.	23,057	5,480,188
Bank of New York Mellon Corp. (The)	166,562	6,947,301
BlackRock, Inc.	19,642	11,962,764
Carlyle Group, Inc. (The)	43,734	1,384,618
Cboe Global Markets, Inc.	5,492	621,640
Charles Schwab Corp. (The)	135,790	8,579,212
CME Group, Inc.	60,059	12,294,077
Evercore, Inc., Class A	9,918	928,424
Franklin Resources, Inc.	76,686	1,787,551
Goldman Sachs Group, Inc. (The)	54,697	16,246,103
Houlihan Lokey, Inc.	1,439	113,580
Interactive Brokers Group, Inc., Class A	22,458	1,235,415
Intercontinental Exchange, Inc.	81,171	7,633,321
Invesco, Ltd.	89,863	1,449,490
Jefferies Financial Group, Inc.	56,613	1,563,651
KKR & Co., Inc.	36,209	1,676,115
Nasdaq, Inc.	11,094	1,692,279
Northern Trust Corp.	53,007	5,114,115
Raymond James Financial, Inc.	43,614	3,899,528
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	85,988	$ 5,301,160
Stifel Financial Corp.	27,875	1,561,558
T. Rowe Price Group, Inc.	32,158	3,653,470
Tradeweb Markets, Inc., Class A	2,500	170,625
Virtu Financial, Inc., Class A	24,530	574,247
		$ 102,913,302
Chemicals — 2.4%
Air Products & Chemicals, Inc.	27,975	$ 6,727,428
Ashland Global Holdings, Inc.	19,092	1,967,431
Avient Corp.	34,690	1,390,375
Axalta Coating Systems, Ltd.(1)	47,943	1,060,020
Cabot Corp.	2,500	159,475
Celanese Corp.	28,207	3,317,425
Eastman Chemical Co.	41,779	3,750,501
Ecolab, Inc.	28,546	4,389,233
FMC Corp.	22,522	2,410,079
Huntsman Corp.	76,492	2,168,548
International Flavors & Fragrances, Inc.	37,095	4,418,756
Mosaic Co. (The)	80,026	3,779,628
PPG Industries, Inc.	34,814	3,980,633
		$39,519,532
Commercial Services & Supplies — 0.8%
Cintas Corp.	15	$5,603
Clean Harbors, Inc.(1)	10,582	927,724
IAA, Inc.(1)	3,500	114,695
Republic Services, Inc.	33,082	4,329,441
Stericycle, Inc.(1)	36,140	1,584,739
Tetra Tech, Inc.	6,247	853,028
Waste Management, Inc.	31,758	4,858,339
		$12,673,569
Communications Equipment — 1.4%
Ciena Corp.(1)	11,616	$530,851
Cisco Systems, Inc.	486,781	20,756,342
Juniper Networks, Inc.	52,585	1,498,673
		$22,785,866
Construction & Engineering — 0.4%
AECOM	30,059	$1,960,448
EMCOR Group, Inc.	20,909	2,152,791
MasTec, Inc.(1)	16,069	1,151,504
Quanta Services, Inc.	11,064	1,386,762
Valmont Industries, Inc.	2,427	545,177
		$7,196,682

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.1%
Vulcan Materials Co.	10,907	$ 1,549,885
		$ 1,549,885
Consumer Finance — 2.0%
Ally Financial, Inc.	86,497	$ 2,898,514
American Express Co.	74,346	10,305,843
Capital One Financial Corp.	73,589	7,667,238
Credit Acceptance Corp.(1)(2)	852	403,345
Discover Financial Services	61,217	5,789,904
OneMain Holdings, Inc.	28,445	1,063,274
SLM Corp.	68,630	1,093,962
Synchrony Financial	134,304	3,709,477
		$32,931,557
Containers & Packaging — 1.4%
AptarGroup, Inc.	14,255	$1,471,259
Avery Dennison Corp.	8,516	1,378,485
Ball Corp.	60,812	4,182,041
Berry Global Group, Inc.(1)	52,713	2,880,238
Crown Holdings, Inc.	18,725	1,725,883
Graphic Packaging Holding Co.	48,159	987,260
Packaging Corp. of America	26,744	3,677,300
Silgan Holdings, Inc.	34,081	1,409,249
Sonoco Products Co.	35,236	2,009,861
WestRock Co.	91,801	3,657,352
		$23,378,928
Distributors — 0.4%
Genuine Parts Co.	28,925	$3,847,025
LKQ Corp.	55,978	2,747,960
		$6,594,985
Diversified Consumer Services — 0.2%
ADT, Inc.	42,480	$261,251
Service Corp. International	30,838	2,131,523
Terminix Global Holdings, Inc.(1)	18,174	738,773
		$3,131,547
Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	102,335	$2,667,873
Voya Financial, Inc.	27,251	1,622,252
		$4,290,125
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	1,106,700	$23,196,432
Iridium Communications, Inc.(1)	12,487	469,012
Security	Shares	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.	245,549	$ 2,678,939
Verizon Communications, Inc.	627,729	31,857,247
		$ 58,201,630
Electric Utilities — 1.7%
Alliant Energy Corp.	76,172	$ 4,464,441
Avangrid, Inc.	27,159	1,252,573
Constellation Energy Corp.	86,801	4,970,225
Eversource Energy	75,067	6,340,910
Hawaiian Electric Industries, Inc.	45,146	1,846,471
Portland General Electric Co.	36,935	1,785,069
Xcel Energy, Inc.	102,604	7,260,259
		$27,919,948
Electrical Equipment — 1.7%
Acuity Brands, Inc.	7,071	$1,089,217
AMETEK, Inc.	20,567	2,260,108
Atkore, Inc.(1)	2,385	197,979
ChargePoint Holdings, Inc.(1)	68,193	933,562
Eaton Corp. PLC	56,518	7,120,703
Emerson Electric Co.	85,650	6,812,601
Hubbell, Inc.	16,783	2,997,108
nVent Electric PLC	48,069	1,506,002
Regal Rexnord Corp.	25,724	2,920,188
Sensata Technologies Holding PLC	25,362	1,047,704
Sunrun, Inc.(1)	59,753	1,395,830
		$28,281,002
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	10,984	$707,150
Arrow Electronics, Inc.(1)	14,767	1,655,233
Avnet, Inc.	21,845	936,714
Coherent, Inc.(1)	2,268	603,787
Corning, Inc.	105,060	3,310,441
IPG Photonics Corp.(1)	5,180	487,593
Jabil, Inc.	31,238	1,599,698
Littelfuse, Inc.	3,225	819,279
National Instruments Corp.	7,227	225,699
Rogers Corp.(1)	49	12,843
TD SYNNEX Corp.	9,713	884,854
Teledyne Technologies, Inc.(1)	2,612	979,787
		$12,223,078
Energy Equipment & Services — 0.1%
Baker Hughes Co.	33,819	$976,355
		$976,355

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(1)(2)	104,375	$ 1,414,281
Liberty Media Corp.-Liberty Formula One, Class A(1)	6,526	378,312
Live Nation Entertainment, Inc.(1)	33,344	2,753,548
Warner Bros Discovery, Inc.(1)	444,913	5,970,733
Warner Music Group Corp., Class A	9,351	227,790
		$ 10,744,664
Food & Staples Retailing — 3.6%
Albertsons Cos., Inc., Class A	38,040	$ 1,016,429
BJ's Wholesale Club Holdings, Inc.(1)	23,796	1,482,967
Casey's General Stores, Inc.	8,980	1,661,120
Costco Wholesale Corp.	35,312	16,924,335
Kroger Co. (The)	147,580	6,984,962
Sysco Corp.	73,074	6,190,099
US Foods Holding Corp.(1)	36,306	1,113,868
Walmart, Inc.	194,316	23,624,939
		$58,998,719
Food Products — 3.4%
Bunge, Ltd.	41,817	$3,792,384
Campbell Soup Co.	56,848	2,731,546
Conagra Brands, Inc.	141,310	4,838,454
Flowers Foods, Inc.	47,213	1,242,646
General Mills, Inc.	107,438	8,106,197
Hershey Co. (The)	3,047	655,593
Hormel Foods Corp.	47,377	2,243,775
Ingredion, Inc.	18,945	1,670,191
JM Smucker Co. (The)	31,141	3,986,359
Kellogg Co.	71,967	5,134,126
Kraft Heinz Co. (The)	164,378	6,269,377
McCormick & Co., Inc.	30,723	2,557,690
Mondelez International, Inc., Class A	182,453	11,328,507
Post Holdings, Inc.(1)	16,470	1,356,304
		$55,913,149
Gas Utilities — 0.2%
New Jersey Resources Corp.	25,596	$1,139,790
ONE Gas, Inc.	22,090	1,793,487
		$2,933,277
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	52,135	$5,664,468
Baxter International, Inc.	12,240	786,175
Becton, Dickinson and Co.	21,631	5,332,690
DENTSPLY SIRONA, Inc.	59,437	2,123,684
Envista Holdings Corp.(1)	48,801	1,880,791
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(1)	2,416	$ 130,536
iRhythm Technologies, Inc.(1)	8,234	889,519
Medtronic PLC	157,800	14,162,550
Teleflex, Inc.	2,686	660,353
		$ 31,630,766
Health Care Providers & Services — 4.1%
AMN Healthcare Services, Inc.(1)	2,991	$ 328,143
Centene Corp.(1)	110,727	9,368,611
CVS Health Corp.	207,089	19,188,867
DaVita, Inc.(1)	2,388	190,945
Elevance Health, Inc.	25,096	12,110,828
Encompass Health Corp.	29,768	1,668,496
Ensign Group, Inc. (The)	6,741	495,261
Henry Schein, Inc.(1)	33,404	2,563,423
Humana, Inc.	17,399	8,143,950
Laboratory Corp. of America Holdings	20,480	4,799,693
LHC Group, Inc.(1)	597	92,977
Molina Healthcare, Inc.(1)	5,958	1,665,916
Option Care Health, Inc.(1)	31,380	872,050
Premier, Inc., Class A	39,163	1,397,336
Quest Diagnostics, Inc.	34,543	4,593,528
		$67,480,024
Health Care Technology — 0.0%(3)
Change Healthcare, Inc.(1)	35,906	$827,992
		$827,992
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A(1)	2,309	$205,686
Aramark	45,200	1,384,476
Darden Restaurants, Inc.	35,651	4,032,841
Hilton Grand Vacations, Inc.(1)	13,156	470,064
Marriott International, Inc., Class A	17,144	2,331,755
Starbucks Corp.	78,440	5,992,031
Texas Roadhouse, Inc.	9,743	713,188
Travel + Leisure Co.	24,329	944,452
Vail Resorts, Inc.	1,419	309,413
Wyndham Hotels & Resorts, Inc.	16,847	1,107,185
		$17,491,091
Household Durables — 1.3%
D.R. Horton, Inc.	77,761	$5,147,000
Helen of Troy, Ltd.(1)	463	75,196
Leggett & Platt, Inc.	29,726	1,027,925
Lennar Corp., Class A	68,840	4,858,039

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Mohawk Industries, Inc.(1)	11,697	$ 1,451,481
Newell Brands, Inc.	92,523	1,761,638
PulteGroup, Inc.	92,228	3,654,995
Tempur Sealy International, Inc.	7,000	149,590
Toll Brothers, Inc.	44,568	1,987,733
TopBuild Corp.(1)	1,173	196,079
Whirlpool Corp.	12,346	1,912,025
		$ 22,221,701
Household Products — 1.8%
Church & Dwight Co., Inc.	9,690	$897,875
Clorox Co. (The)	6,906	973,608
Colgate-Palmolive Co.	17,036	1,365,265
Kimberly-Clark Corp.	41,765	5,644,540
Procter & Gamble Co. (The)	145,947	20,985,719
Reynolds Consumer Products, Inc.(2)	7,796	212,597
		$30,079,604
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	191,380	$4,020,894
Brookfield Renewable Corp., Class A	48,402	1,723,595
Ormat Technologies, Inc.(2)	10,548	826,436
		$6,570,925
Industrial Conglomerates — 0.6%
3M Co.	82,410	$10,664,678
		$10,664,678
Insurance — 7.2%
Aflac, Inc.	125,754	$6,957,969
Alleghany Corp.(1)	3,500	2,915,850
Allstate Corp. (The)	56,615	7,174,819
American Financial Group, Inc.	18,229	2,530,367
American International Group, Inc.	152,902	7,817,879
Arch Capital Group, Ltd.(1)	97,816	4,449,650
Assurant, Inc.	11,624	2,009,208
Axis Capital Holdings, Ltd.	20,984	1,197,977
Brown & Brown, Inc.	14,187	827,670
Cincinnati Financial Corp.	42,234	5,025,001
Enstar Group, Ltd.(1)	3,649	780,813
Erie Indemnity Co., Class A	3,081	592,137
Everest Re Group, Ltd.	10,446	2,927,805
Fidelity National Financial, Inc.	71,421	2,639,720
First American Financial Corp.	30,943	1,637,504
Globe Life, Inc.	25,963	2,530,614
Hanover Insurance Group, Inc. (The)	9,504	1,389,960
Security	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	80,787	$ 5,285,893
Lincoln National Corp.	41,853	1,957,465
Markel Corp.(1)	3,577	4,625,955
Marsh & McLennan Cos., Inc.	23,670	3,674,768
MetLife, Inc.	133,348	8,372,921
Old Republic International Corp.	76,999	1,721,698
Primerica, Inc.	8,262	988,879
Principal Financial Group, Inc.	67,685	4,520,681
Progressive Corp. (The)	38,141	4,434,654
Prudential Financial, Inc.	75,908	7,262,877
Reinsurance Group of America, Inc.	17,985	2,109,461
RenaissanceRe Holdings, Ltd.	651	101,797
RLI Corp.	4,498	524,422
Selective Insurance Group, Inc.	16,010	1,391,909
Travelers Cos., Inc. (The)	47,664	8,061,412
Unum Group	53,933	1,834,801
W.R. Berkley Corp.	48,509	3,311,224
Willis Towers Watson PLC	27,557	5,439,476
		$119,025,236
Interactive Media & Services — 0.0%(3)
IAC/InterActiveCorp.(1)	6,068	$460,986
		$460,986
Internet & Direct Marketing Retail — 0.0%(3)
Wayfair, Inc., Class A(1)	6,016	$262,057
		$262,057
IT Services — 2.3%
Affirm Holdings, Inc.(1)	46,761	$844,504
Amdocs, Ltd.	14,799	1,232,905
Automatic Data Processing, Inc.	26,695	5,607,018
Broadridge Financial Solutions, Inc.	2,941	419,239
Cognizant Technology Solutions Corp., Class A	63,639	4,294,996
Concentrix Corp.	2,920	396,069
DXC Technology Co.(1)	52,128	1,580,000
Genpact, Ltd.	9,366	396,744
International Business Machines Corp.	135,407	19,118,114
Marqeta, Inc., Class A(1)	91,289	740,354
Paychex, Inc.	17,618	2,006,161
SS&C Technologies Holdings, Inc.	9,900	574,893
Toast, Inc., Class A(1)	50,419	652,422
		$37,863,419
Leisure Products — 0.3%
Brunswick Corp.	25,576	$1,672,159

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
Hasbro, Inc.	12,009	$ 983,297
Mattel, Inc.(1)	72,261	1,613,588
		$ 4,269,044
Life Sciences Tools & Services — 0.0%(3)
Azenta, Inc.	5,587	$ 402,823
Illumina, Inc.(1)	1,896	349,546
PerkinElmer, Inc.	1,000	142,220
		$ 894,589
Machinery — 5.2%
AGCO Corp.	24,781	$2,445,885
Caterpillar, Inc.	63,946	11,430,987
CNH Industrial NV	321,640	3,727,808
Crane Holdings Co.	19,343	1,693,673
Cummins, Inc.	29,376	5,685,137
Deere & Co.	23,054	6,903,981
Donaldson Co., Inc.	19,272	927,754
Dover Corp.	27,157	3,294,687
Flowserve Corp.	37,508	1,073,854
Fortive Corp.	71,249	3,874,521
IDEX Corp.	6,180	1,122,473
Illinois Tool Works, Inc.	23,169	4,222,550
Ingersoll Rand, Inc.	103,518	4,356,037
ITT, Inc.	21,852	1,469,329
Lincoln Electric Holdings, Inc.	3,859	476,046
Middleby Corp. (The)(1)	9,101	1,140,901
Nordson Corp.	2,563	518,854
Oshkosh Corp.	26,501	2,176,792
PACCAR, Inc.	77,022	6,341,992
Parker-Hannifin Corp.	18,322	4,508,128
Pentair PLC	32,606	1,492,377
Snap-on, Inc.	17,323	3,413,151
Stanley Black & Decker, Inc.	44,110	4,625,375
Timken Co. (The)	26,670	1,414,844
Watts Water Technologies, Inc., Class A	4,099	503,521
Westinghouse Air Brake Technologies Corp.	47,501	3,898,882
Xylem, Inc.	40,952	3,201,627
		$85,941,166
Media — 2.6%
Altice USA, Inc., Class A(1)	50,749	$469,428
Cable One, Inc.	426	549,250
Charter Communications, Inc., Class A(1)	5,041	2,361,860
Comcast Corp., Class A	668,875	26,246,655
Interpublic Group of Cos., Inc. (The)	118,038	3,249,586
Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	16,394	$ 457,393
Omnicom Group, Inc.	61,305	3,899,611
Paramount Global, Class B(2)	162,364	4,007,144
Sirius XM Holdings, Inc.(2)	20,000	122,600
TEGNA, Inc.	66,760	1,399,957
		$ 42,763,484
Metals & Mining — 0.9%
Commercial Metals Co.	49,882	$ 1,651,094
Nucor Corp.	55,936	5,840,278
Reliance Steel & Aluminum Co.	22,437	3,811,149
Steel Dynamics, Inc.	56,944	3,766,845
		$15,069,366
Multiline Retail — 0.9%
Dillard's, Inc., Class A(2)	779	$171,824
Dollar General Corp.	9,758	2,395,004
Kohl's Corp.	25,023	893,071
Macy's, Inc.	58,888	1,078,828
Nordstrom, Inc.	21,718	458,901
Target Corp.	65,609	9,265,959
		$14,263,587
Multi-Utilities — 1.4%
Ameren Corp.	62,571	$5,653,916
CMS Energy Corp.	77,953	5,261,827
Consolidated Edison, Inc.	74,813	7,114,716
Sempra Energy	30,671	4,608,931
		$22,639,390
Oil, Gas & Consumable Fuels — 0.1%
Enviva, Inc.(2)	12,655	$724,119
New Fortress Energy, Inc.(2)	12,345	488,492
		$1,212,611
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	603	$31,603
		$31,603
Personal Products — 0.0%(3)
Coty, Inc., Class A(1)	71,499	$572,707
		$572,707
Pharmaceuticals — 2.6%
Elanco Animal Health, Inc.(1)	123,598	$2,426,229
Merck & Co., Inc.	183,943	16,770,083

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Organon & Co.	49,190	$ 1,660,163
Perrigo Co. PLC	44,704	1,813,641
Pfizer, Inc.	385,959	20,235,830
		$ 42,905,946
Professional Services — 0.6%
ASGN, Inc.(1)	14,928	$ 1,347,252
Booz Allen Hamilton Holding Corp.	14,544	1,314,196
Dun & Bradstreet Holdings, Inc.(1)	27,116	407,554
FTI Consulting, Inc.(1)	1,651	298,583
ManpowerGroup, Inc.	15,818	1,208,653
Nielsen Holdings PLC	107,619	2,498,913
Robert Half International, Inc.	8,347	625,107
Science Applications International Corp.	12,992	1,209,555
TriNet Group, Inc.(1)	5,550	430,791
Verisk Analytics, Inc.	3,845	665,531
		$10,006,135
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)	64,617	$4,756,457
Howard Hughes Corp. (The)(1)	15,633	1,063,826
Jones Lang LaSalle, Inc.(1)	20,419	3,570,466
		$9,390,749
Road & Rail — 1.3%
Avis Budget Group, Inc.(1)	8,407	$1,236,502
J.B. Hunt Transport Services, Inc.	3,349	527,367
Knight-Swift Transportation Holdings, Inc.	40,366	1,868,542
Landstar System, Inc.	2,205	320,651
Norfolk Southern Corp.	30,059	6,832,110
Ryder System, Inc.	13,212	938,845
Schneider National, Inc., Class B	14,425	322,831
Union Pacific Corp.	41,420	8,834,058
XPO Logistics, Inc.(1)	28,243	1,360,183
		$22,241,089
Semiconductors & Semiconductor Equipment — 2.5%
Amkor Technology, Inc.	23,110	$391,715
Broadcom, Inc.	543	263,795
CMC Materials, Inc.	1,000	174,490
First Solar, Inc.(1)	31,934	2,175,663
Intel Corp.	620,641	23,218,180
Marvell Technology, Inc.	29,429	1,281,044
Micron Technology, Inc.	181,572	10,037,300
MKS Instruments, Inc.	13,800	1,416,294
ON Semiconductor Corp.(1)	1,850	93,074
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(1)	2,095	$ 293,761
Skyworks Solutions, Inc.	1,738	161,008
Wolfspeed, Inc.(1)	29,476	1,870,252
		$ 41,376,576
Software — 0.7%
Altair Engineering, Inc., Class A(1)	4,025	$ 211,312
AppLovin Corp., Class A(1)(2)	3,000	103,320
Avalara, Inc.(1)	10,980	775,188
Bill.com Holdings, Inc.(1)	8,824	970,110
Black Knight, Inc.(1)	14,663	958,814
CDK Global, Inc.	22,370	1,225,205
Clear Secure, Inc., Class A(1)(2)	11,469	229,380
Dolby Laboratories, Inc., Class A	3,376	241,587
Elastic NV(1)	9,713	657,279
Guidewire Software, Inc.(1)	6,592	467,966
Paycor HCM, Inc.(1)	2,845	73,970
Rapid7, Inc.(1)	2,000	133,600
Roper Technologies, Inc.	4,264	1,682,788
SentinelOne, Inc., Class A(1)	40,909	954,407
Splunk, Inc.(1)	27,836	2,462,372
Tenable Holdings, Inc.(1)	2,000	90,820
Vonage Holdings Corp.(1)	10,000	188,400
		$11,426,518
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	9,243	$1,599,871
AutoNation, Inc.(1)	7,669	857,088
Bath & Body Works, Inc.	52,143	1,403,690
Best Buy Co., Inc.	44,891	2,926,444
Burlington Stores, Inc.(1)	3,494	475,988
CarMax, Inc.(1)	35,913	3,249,408
Dick's Sporting Goods, Inc.(2)	13,909	1,048,321
GameStop Corp., Class A(1)(2)	13,910	1,701,193
Gap, Inc. (The)	35,464	292,223
Lithia Motors, Inc., Class A	6,443	1,770,601
Penske Automotive Group, Inc.	6,216	650,753
Petco Health & Wellness Co., Inc.(1)	34,160	503,518
Ross Stores, Inc.	32,528	2,284,442
TJX Cos., Inc. (The)	84,885	4,740,827
Williams-Sonoma, Inc.	7,279	807,605
		$24,311,972
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C	66,551	$3,075,322
Hewlett Packard Enterprise Co.	310,519	4,117,482

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	211,348	$ 6,927,987
NetApp, Inc.	32,295	2,106,926
Pure Storage, Inc., Class A(1)	23,514	604,545
Seagate Technology Holdings PLC	34,820	2,487,541
Western Digital Corp.(1)	61,941	2,776,815
		$ 22,096,618
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings, Ltd.(1)	31,521	$ 1,292,676
Columbia Sportswear Co.	5,937	424,971
Hanesbrands, Inc.	78,117	803,824
Levi Strauss & Co., Class A	20,110	328,195
PVH Corp.	15,257	868,123
Ralph Lauren Corp.	10,265	920,257
Skechers USA, Inc., Class A(1)	29,851	1,062,099
Tapestry, Inc.	43,744	1,335,067
Under Armour, Inc., Class A(1)	8,707	72,529
VF Corp.	72,580	3,205,859
		$10,313,600
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	26,386	$1,026,415
MGIC Investment Corp.	71,395	899,577
New York Community Bancorp, Inc.(2)	122,715	1,120,388
TFS Financial Corp.	12,192	167,396
		$3,213,776
Trading Companies & Distributors — 0.6%
Air Lease Corp.	35,290	$1,179,745
Beacon Roofing Supply, Inc.(1)	8,934	458,850
Core & Main, Inc., Class A(1)	19,620	437,526
MSC Industrial Direct Co., Inc., Class A	18,612	1,397,947
United Rentals, Inc.(1)	12,361	3,002,611
Univar Solutions, Inc.(1)	67,858	1,687,628
W.W. Grainger, Inc.	448	203,585
WESCO International, Inc.(1)	10,145	1,086,529
		$9,454,421
Water Utilities — 0.5%
American Water Works Co., Inc.	36,198	$5,385,176
Essential Utilities, Inc.	58,280	2,672,138
		$8,057,314
Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	39,658	$ 5,335,587
		$ 5,335,587
Total Common Stocks (identified cost $1,563,904,975)		$1,651,432,166

Short-Term Investments — 0.8%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	5,102,601	$ 5,102,601
Total Affiliated Fund (identified cost $5,102,601)		$ 5,102,601
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(5)	8,340,578	$ 8,340,578
Total Securities Lending Collateral (identified cost $8,340,578)		$ 8,340,578
Total Short-Term Investments (identified cost $13,443,179)		$ 13,443,179
Total Investments — 100.4% (identified cost $1,577,348,154)		$1,664,875,345
Other Assets, Less Liabilities — (0.4)%		$ (6,855,645)
Net Assets — 100.0%		$1,658,019,700

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $10,587,463 and the total market value of the collateral received by the Fund was $10,938,787, comprised of cash of $8,340,578 and U.S. government and/or agencies securities of $2,598,209.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at June 30, 2022.

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $5,102,601, which represents 0.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,904,666	$216,829,399	$(219,734,031)	$256	$(290)	$ —	$2,464	—
Liquidity Fund	—	85,443,125	(80,340,524)	—	—	5,102,601	5,218	5,102,601
Total				$256	$(290)	$5,102,601	$7,682
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,651,432,166(1)	$ —	$ —	$1,651,432,166
Short-Term Investments:
Affiliated Fund	5,102,601	—	—	5,102,601
Securities Lending Collateral	8,340,578	—	—	8,340,578
Total Investments	$1,664,875,345	$ —	$ —	$1,664,875,345

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.